Offsetting financial assets and liabilities - Summary of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial assets	€ 298,569	€ 303,406
Gross amounts of recognised financial liabilities offset in the statement of financial position	(247,987)	(243,312)
Net amounts of financial assets presented in the statement of financial position	50,581	60,095
Financial instruments	9,191	14,505
Cash and financial instruments received as collateral	38,368	41,714
Net amount	3,022	3,876
Amounts not subject to enforceable netting arrangements	24,069	32,354
Statement of financial position total	74,650	92,449
Loans and advances to customers excluding repurchase agreements	625,122	593,970
Other assets - amounts to be settled	5,996	5,893
Loans and advances to banks [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial assets	1,931	1,913
Gross amounts of recognised financial liabilities offset in the statement of financial position	(1)	(2)
Net amounts of financial assets presented in the statement of financial position	1,930	1,911
Cash and financial instruments received as collateral	1,923	1,907
Net amount	7	4
Amounts not subject to enforceable netting arrangements	1,473	2,958
Statement of financial position total	3,403	4,869
Loans and advances to banks [member] | Reverse repurchase, securities borrowing and similar agreements [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial assets	1,930	1,911
Net amounts of financial assets presented in the statement of financial position	1,930	1,911
Cash and financial instruments received as collateral	1,923	1,907
Net amount	7	4
Amounts not subject to enforceable netting arrangements	1,473	2,958
Statement of financial position total	3,403	4,869
Loans and advances to banks [member] | Cash pools [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial assets	1	2
Gross amounts of recognised financial liabilities offset in the statement of financial position	(1)	(2)
Loans and advances to banks, excluding repurchase agreements not subject to offsetting	20,189	20,495
Financial assets at fair value through profit or loss [member] | Trading and Non-trading [Member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial assets	96,546	121,629
Gross amounts of recognised financial liabilities offset in the statement of financial position	(49,995)	(67,384)
Net amounts of financial assets presented in the statement of financial position	46,552	54,245
Financial instruments	9,172	12,765
Cash and financial instruments received as collateral	34,956	38,693
Net amount	2,423	2,787
Amounts not subject to enforceable netting arrangements	22,596	29,258
Statement of financial position total	69,148	83,503
Financial assets at fair value through profit or loss [member] | Reverse repurchase, securities borrowing and similar agreements [member] | Trading and Non-trading [Member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial assets	43,822	48,487
Gross amounts of recognised financial liabilities offset in the statement of financial position	(11,564)	(14,823)
Net amounts of financial assets presented in the statement of financial position	32,258	33,664
Financial instruments	168	245
Cash and financial instruments received as collateral	31,848	33,343
Net amount	243	77
Amounts not subject to enforceable netting arrangements	15,590	19,018
Statement of financial position total	47,848	52,682
Financial assets at fair value through profit or loss [member] | Trading and Non-trading [Member] | Derivatives [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial assets	52,724	73,142
Gross amounts of recognised financial liabilities offset in the statement of financial position	(38,431)	(52,561)
Net amounts of financial assets presented in the statement of financial position	14,293	20,581
Financial instruments	9,005	12,520
Cash and financial instruments received as collateral	3,108	5,350
Net amount	2,180	2,710
Amounts not subject to enforceable netting arrangements	7,006	10,240
Statement of financial position total	21,299	30,821
Loans and advances to customers [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial assets	196,400	171,306
Gross amounts of recognised financial liabilities offset in the statement of financial position	(194,522)	(168,174)
Net amounts of financial assets presented in the statement of financial position	1,878	3,132
Financial instruments	19	1,729
Cash and financial instruments received as collateral	1,489	1,113
Net amount	369	289
Amounts not subject to enforceable netting arrangements		138
Statement of financial position total	1,878	3,270
Loans and advances to customers [member] | Reverse repurchase, securities borrowing and similar agreements [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial assets	71	2,845
Gross amounts of recognised financial liabilities offset in the statement of financial position		2,359
Net amounts of financial assets presented in the statement of financial position	71	486
Cash and financial instruments received as collateral	71	486
Amounts not subject to enforceable netting arrangements		138
Statement of financial position total	71	624
Loans and advances to customers [member] | Cash pools [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial assets	196,328	168,461
Gross amounts of recognised financial liabilities offset in the statement of financial position	(194,522)	(165,815)
Net amounts of financial assets presented in the statement of financial position	1,806	2,646
Financial instruments	19	1,729
Cash and financial instruments received as collateral	1,417	628
Net amount	369	289
Statement of financial position total	1,806	2,646
Loans and advances to customers excluding repurchase agreements	624,635	593,345
Loans and advances to customers, excluding repurchase agreement, subject to offsetting	1,806	2,646
Other items where offsetting is applied in the statement of financial position [member]
Disclosure of offsetting of financial assets [table]
Gross amounts of recognised financial assets	3,692	8,558
Gross amounts of recognised financial liabilities offset in the statement of financial position	(3,470)	(7,752)
Net amounts of financial assets presented in the statement of financial position	222	806
Financial instruments		10
Net amount	222	796
Statement of financial position total	222	806
Other assets - amounts to be settled	2,424	2,215
Other assets - amounts to be settled, subject to offsetting	€ 222	€ 806